Summary of Significant Accounting Policies - Cash, Cash Equivalents and Restricted Stock (Details)-10K - USD ($) $ in Thousands	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021
Summary of Significant Accounting Policies
Cash and cash equivalents	$ 69,517	$ 138,176	$ 68,933
Restricted cash	$ 4,848	$ 14,015